Note 53 Balances Arising From Transactions With Entities Of The Group Explanatory (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets [member]
Disclosure of transactions between related parties [line items]
Loans and advances to banks	€ 9	€ 9	€ 148
Loans and advances to customers	1,842	2,031	1,743
Debt securities arising from transactions with entities of the Group	7	7	0
Liabilities [member]
Disclosure of transactions between related parties [line items]
Deposits from credit institutions	1	1	0
Deposits from customers	204	296	791
Memorandum accounts [Member]
Disclosure of transactions between related parties [line items]
Financial Guarantees Given Related Party Transactions	136	154	132
Other Commitments Given Related Party Transactions	751	1,056	1,400
Loan commitments given related party transactions	€ 10	€ 11	€ 11